Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 96.45%
Communication services: 0.43%
Media: 0.43%
DallasNews Corporation Class A ♠†	539,897	$ 3,417,548
Thryv Holdings Incorporated †	814,900	18,245,611
		21,663,159
Consumer discretionary: 7.88%
Auto components: 1.27%
Holley Incorporated	5,500,000	57,750,000
Holley Incorporated †«	599,043	6,289,952
		64,039,952
Hotels, restaurants & leisure: 3.20%
Bowlero Corporation	700,000	7,413,000
Denny’s Corporation ♠†	4,556,612	39,551,392
Dine Brands Global Incorporated ♠†##	1,045,843	68,063,462
Jack In The Box Incorporated	828,200	46,428,892
		161,456,746
Household durables: 1.97%
Helen of Troy Limited †	535,533	86,975,915
Tupperware Brands Corporation ♠†##	1,961,438	12,435,517
		99,411,432
Multiline retail: 0.63%
Franchise Group Incorporated	903,521	31,686,481
Textiles, apparel & luxury goods: 0.81%
Delta Apparel Incorporated ♠†	601,702	17,070,286
Steven Madden Limited	749,000	24,125,290
		41,195,576
Consumer staples: 10.32%
Beverages: 0.82%
Primo Water Corporation	3,075,789	41,154,057
Food products: 4.83%
J & J Snack Foods Corporation ♠†	1,004,899	140,344,194
Nomad Foods Limited †	3,358,328	67,132,977
Tootsie Roll Industries Incorporated	674,275	23,835,621
UTZ Brands Incorporated Class A	935,100	12,923,082
		244,235,874
Household products: 4.67%
Central Garden & Pet Company ♠†	812,622	34,471,425
Central Garden & Pet Company Class A †	1,270,551	50,834,746
Spectrum Brands Holdings Incorporated	1,839,094	150,842,490
		236,148,661
See accompanying notes to portfolio of investments

Allspring Special Small Cap Value Fund  |  1

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Energy: 7.18%
Energy equipment & services: 1.90%
Forum Energy Technologies Incorporated †	172,344	$ 3,381,389
Liberty Oilfield Services Class A †	1,433,971	18,297,470
Patterson-UTI Energy Incorporated	4,699,948	74,071,180
		95,750,039
Oil, gas & consumable fuels: 5.28%
Alto Ingredients Incorporated †	2,130,288	7,903,368
Berry Corporation	2,137,886	16,290,691
Callon Petroleum Company †##	510,130	19,997,096
Magnolia Oil & Gas Corporation Class A ##	3,213,284	67,446,831
Nordic American Tankers Limited «	4,267,211	9,089,159
Northern Oil and Gas Incorporated ##	845,710	21,362,635
Southwestern Energy Company †##	9,418,480	58,865,500
Whiting Petroleum Corporation ##	968,548	65,890,320
		266,845,600
Financials: 17.23%
Banks: 6.61%
Associated Banc Corporation	2,028,956	37,048,737
CVB Financial Corporation	1,166,474	28,940,222
First Hawaiian Incorporated	1,070,358	24,307,830
Hancock Whitney Corporation	982,340	43,547,132
Renasant Corporation	1,131,774	32,606,409
South State Corporation	649,318	50,094,884
UMB Financial Corporation	1,363,180	117,369,798
		333,915,012
Capital markets: 1.70%
Apollo Investment Corporation	1,871,586	20,156,981
Capitol Investment Corporation V	1,250,000	1,287,500
Glassbridge Enterprises Incorporated ♠♦†	1,527	15,270
New Mountain Finance Corporation	2,513,450	29,935,190
Pershing Square Tontine Holdings †	1,415,995	28,277,420
Westwood Holdings Group Incorporated ♠†	446,683	6,164,225
		85,836,586
Diversified financial services: 0.63%
Jackson Financial Incorporation Class A «	1,193,061	31,914,382
Insurance: 5.22%
CNO Financial Group Incorporated	852,492	15,421,580
Enstar Group Limited †	298,237	63,816,753
National Western Life Group Class A	69,026	13,991,570
ProAssurance Corporation	1,229,000	29,041,270
Stewart Information Services Corporation	1,300,500	64,699,875
The Hanover Insurance Group Incorporated	523,777	76,602,386
		263,573,434
Mortgage REITs: 3.07%
AGNC Investment Corporation	3,312,400	36,668,268
Apollo Commercial Real Estate Finance Incorporated	2,402,190	25,078,864
See accompanying notes to portfolio of investments

2  |  Allspring Special Small Cap Value Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Mortgage REITs (continued)
New York Mortgage Trust Incorporated	11,418,806	$ 31,515,905
Two Harbors Investment Corporation	12,472,696	62,114,026
		155,377,063
Health care: 4.91%
Health care equipment & supplies: 1.34%
Natus Medical Incorporated †	972,567	31,871,021
Varex Imaging Corporation †	1,674,289	35,813,042
		67,684,063
Health care providers & services: 2.12%
Owens & Minor Incorporated	1,719,934	54,091,924
Patterson Companies Incorporated ##	1,126,665	34,137,950
Premier Incorporated Class A	528,037	18,840,360
		107,070,234
Pharmaceuticals: 1.45%
Perrigo Company plc	741,251	30,072,553
Prestige Consumer Healthcare Incorporated †	735,826	43,266,569
		73,339,122
Industrials: 27.29%
Aerospace & defense: 0.88%
Parsons Corporation †	1,107,816	44,777,923
Building products: 6.33%
CSW Industrials Incorporated ♠†	861,881	88,799,599
Griffon Corporation	1,725,499	48,365,737
Janus International Group Incorporated †	2,441,002	22,042,248
JELD-WEN Holding Incorporated †	742,221	10,829,004
Quanex Building Products Corporation ♠†	2,752,968	62,630,022
Simpson Manufacturing Company Incorporated	501,804	50,486,500
UFP Industries Incorporated	539,600	36,768,344
		319,921,454
Commercial services & supplies: 2.58%
ACCO Brands Corporation	3,714,300	24,254,379
Custom Truck One Source Incorporated	3,475,000	19,460,000
Ennis Incorporated ♠†	1,264,422	25,579,257
Harsco Corporation †	1,590,599	11,309,159
Healthcare Services Group Incorporated	595,100	10,360,691
Matthews International Corporation Class A	226,000	6,479,420
Viad Corporation ♠†##	1,186,507	32,759,458
		130,202,364
Construction & engineering: 1.02%
APi Group Corporation †	3,436,367	51,442,414
Electrical equipment: 1.30%
Atkore Incorporated †##	614,209	50,985,489
Babcock & Wilcox Enterprises Incorporated †##	2,416,147	14,569,366
		65,554,855
See accompanying notes to portfolio of investments

Allspring Special Small Cap Value Fund  |  3

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Machinery: 11.12%
Alamo Group Incorporated	291,649	$ 33,956,693
Columbus McKinnon Corporation	960,317	27,244,193
Douglas Dynamics Incorporated ♠†	1,847,221	53,089,132
Franklin Electric Company Incorporated	1,719,869	125,997,603
Hillenbrand Incorporated	506,946	20,764,508
Hillman Group Incorporated	3,622,900	31,301,856
Hillman Solutions Corporation †	2,173,403	18,778,202
Kadant Incorporated	304,289	55,487,099
Mayville Engineering Company Incorporated †	1,627,524	12,597,036
Mueller Industries Incorporated ♠†##	3,242,997	172,819,310
NN Incorporated †«	946,098	2,393,628
SPX Corporation †##	139,399	7,365,843
		561,795,103
Professional services: 2.53%
CBIZ Incorporated †	1,654,702	66,121,892
Korn Ferry International	1,063,137	61,683,209
		127,805,101
Road & rail: 0.81%
Werner Enterprises Incorporated	1,062,189	40,936,764
Trading companies & distributors: 0.72%
Air Lease Corporation	862,200	28,823,346
Custom Truck One Source Incorporated †«	1,349,593	7,557,721
		36,381,067
Information technology: 3.42%
Communications equipment: 0.11%
Netgear Incorporated †	311,979	5,777,851
Electronic equipment, instruments & components: 1.24%
Belden Incorporated	1,179,893	62,852,900
IT services: 1.47%
Global Blue Group Holding AG	4,536,904	22,321,568
Kyndryl Holdings Incorporated †##	1,541,989	15,080,652
Maximus Incorporated	587,900	36,749,629
		74,151,849
Software: 0.50%
E2open Parent Holding Incorporated Class A †##	2,606,653	20,279,760
Synchronoss Technologies Incorporated †	4,327,500	4,976,625
		25,256,385
Technology hardware, storage & peripherals: 0.10%
Xerox Holdings Corporation	321,417	4,773,042
Materials: 16.48%
Chemicals: 8.52%
Avient Corporation	2,981,601	119,502,568
Diversey Holdings Limited †	1,890,460	12,477,036
Ecovyst Incorporated	3,307,338	32,577,279
Element Solutions Incorporated	782,692	13,931,918
Innospec Incorporated ♠†	1,736,294	166,319,602
See accompanying notes to portfolio of investments

4  |  Allspring Special Small Cap Value Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Chemicals (continued)
Minerals Technologies Incorporated	229,556	$ 14,080,965
NewMarket Corporation	237,186	71,383,499
		430,272,867
Construction materials: 2.47%
Eagle Materials Incorporated	1,136,001	124,891,950
Containers & packaging: 3.56%
Myers Industries Incorporated	1,660,760	37,749,075
Silgan Holdings Incorporated	2,038,665	84,298,798
Trimas Corporation	2,092,263	57,934,762
		179,982,635
Metals & mining: 0.19%
Compass Minerals International Incorporated	261,900	9,268,641
Paper & forest products: 1.74%
Neenah Incorporated ♠†	1,539,661	52,564,027
Schweitzer-Mauduit International Incorporated	1,407,868	35,365,644
		87,929,671
Real estate: 0.61%
Equity REITs: 0.61%
Washington REIT	1,449,210	30,882,665
Utilities: 0.70%
Electric utilities: 0.70%
Allete Incorporated	29,400	1,728,132
Hawaiian Electric Industries Incorporated	823,664	33,687,858
		35,415,990
Total Common stocks (Cost $4,538,473,823)		4,872,570,964

Investment companies: 0.34%
Investment companies: 0.34%
iShares Russell 2000 Index ETF	100,000	16,936,000
Total Investment companies (Cost $17,082,885)		16,936,000

		Yield
Short-term investments: 2.49%
Investment companies: 2.49%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	109,016,517	109,016,517
Securities Lending Cash Investments LLC ♠∩∞		1.56	16,858,400	16,858,400
Total Short-term investments (Cost $125,874,917)				125,874,917
Total investments in securities (Cost $4,681,431,625)	99.28%			5,015,381,881
Other assets and liabilities, net	0.72			36,589,932
Total net assets	100.00%			$5,051,971,813

See accompanying notes to portfolio of investments

Allspring Special Small Cap Value Fund  |  5

Portfolio of investments—June 30, 2022 (unaudited)

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common Stocks
Central Garden & Pet Company†	$35,722,863	$0	$0	$0	$(1,251,438)	$34,471,425	812,622	$0
CSW Industrials Incorporated†	100,337,313	983,045	0	0	(12,520,759)	88,799,599	861,881	0
DallasNews Corporation Class A†	3,757,683	0	0	0	(340,135)	3,417,548	539,897	0
Delta Apparel Incorporated†	17,924,703	0	0	0	(854,417)	17,070,286	601,702	0
Denny’s Corporation†	64,584,064	605,322	0	0	(25,637,994)	39,551,392	4,556,612	0
Dine Brands Global Incorporated†	81,172,687	321,354	0	0	(13,430,579)	68,063,462	1,045,843	0
Douglas Dynamics Incorporated†	63,549,474	320,486	0	0	(10,780,828)	53,089,132	1,847,221	0
Ennis Incorporated†	24,606,270	0	(1,325,198)	(77,525)	2,375,710	25,579,257	1,264,422	0
Glassbridge Enterprises Incorporated†	9,926	0	0	0	5,344	15,270	1,527	0
Innospec Incorporated†	165,737,985	227,059	(5,706,497)	(172,527)	6,233,582	166,319,602	1,736,294	0
J & J Snack Foods Corporation†	158,418,985	614,104	(2,835,371)	(660,400)	(15,193,124)	140,344,194	1,004,899	0
Mueller Industries Incorporated†	171,377,466	4,292,775	0	0	(2,850,931)	172,819,310	3,242,997	0
Neenah Incorporated†	61,082,785	76,658	(104,666)	(36,452)	(8,454,298)	52,564,027	1,539,661	0
Quanex Building Products Corporation†	56,833,951	935,906	0	0	4,860,165	62,630,022	2,752,968	0
Tupperware Brands Corporation†	51,130,899	1,062,750	(5,684,471)	(10,714,673)	(23,358,988)	12,435,517	1,961,438	0
Viad Corporation†	42,137,421	150,854	0	0	(9,528,817)	32,759,458	1,186,507	0
Westwood Holdings Group Incorporated†	6,843,184	0	0	0	(678,959)	6,164,225	446,683	0
Short-term investments
Allspring Government Money Market Fund Select Class	110,061,302	291,908,766	(292,953,551)	0	0	109,016,517	109,016,517	81,690
Securities Lending Cash Investments LLC	3,452,615	32,368,405	(18,962,620)	0	0	16,858,400	16,858,400	23,812#
				$(11,661,577)	$(111,406,466)	$1,101,968,643		$105,502

†	Non-income-earning security
#	Amount shown represents income before fees and rebates.
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Atkore Incorporated	Bank of America Securities Incorporated	(250)	$(61,749)	$125.00	7-15-2022	$(107)
Atkore Incorporated	Bank of America Securities Incorporated	(250)	(77,998)	130.00	7-15-2022	(37)
See accompanying notes to portfolio of investments

6  |  Allspring Special Small Cap Value Fund

Portfolio of investments—June 30, 2022 (unaudited)

Written options (continued)
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call (continued)
Babcock & Wilcox Enterprises Incorporated	Bank of America Securities Incorporated	(1,000)	$(30,999)	$7.50	7-15-2022	$(3,392)
Callon Petroleum Company	Bank of America Securities Incorporated	(500)	(294,743)	70.00	8-19-2022	(15,000)
Dine Brands Global Incorporated	Bank of America Securities Incorporated	(250)	(110,497)	75.00	7-15-2022	(10,625)
iShares Russell 2000 ETF	Bank of America Securities Incorporated	(250)	(43,499)	173.00	7-8-2022	(31,875)
iShares Russell 2000 ETF	Bank of America Securities Incorporated	(250)	(79,748)	171.00	7-8-2022	(50,375)
Magnolia Oil & Gas Corporation Class A	Bank of America Securities Incorporated	(1,000)	(96,998)	25.00	8-19-2022	(57,500)
Patterson Companies Incorporated	Bank of America Securities Incorporated	(500)	(39,644)	32.00	8-19-2022	(42,500)
Southerwestern Energy Company	Bank of America Securities Incorporated	(3,000)	(203,995)	10.00	7-15-2022	(6,000)
SPX Corporation	Bank of America Securities Incorporated	(250)	(32,999)	55.00	7-15-2022	(16,250)
Tupperware Brands Corporation	Bank of America Securities Incorporated	(1,000)	(29,999)	8.00	7-15-2022	(7,500)
Whiting Petroleum Corporation	Bank of America Securities Incorporated	(250)	(164,246)	90.00	7-15-2022	(3,750)
Whiting Petroleum Corporation	Bank of America Securities Incorporated	(250)	(51,749)	110.00	7-15-2022	(5,000)
Whiting Petroleum Corporation	Bank of America Securities Incorporated	(500)	(305,993)	100.00	8-19-2022	(20,164)
Whiting Petroleum Corporation	Bank of America Securities Incorporated	(250)	(121,747)	110.00	8-19-2022	(3,718)
Put
Atkore Incorporated	Bank of America Securities Incorporated	250	91,748	95.00	7-15-2022	(316,250)
Atkore Incorporated	Bank of America Securities Incorporated	250	79,248	90.00	7-15-2022	(208,750)
Atkore Incorporated	Bank of America Securities Incorporated	250	241,744	85.00	8-19-2022	(212,500)
Callon Petroleum Company	Bank of America Securities Incorporated	250	61,749	50.00	7-15-2022	(278,750)
E2open Parent Holdings Incorporated Class A	Bank of America Securities Incorporated	1,000	39,999	7.50	8-19-2022	(50,000)
Euronet Worldwide Incorporated	Bank of America Securities Incorporated	500	153,496	110.00	7-15-2022	(497,500)
Euronet Worldwide Incorporated	Bank of America Securities Incorporated	250	111,747	100.00	7-15-2022	(103,750)
iShares Russell 2000 ETF	Bank of America Securities Incorporated	250	62,499	169.00	7-8-2022	(74,750)
iShares Russell 2000 ETF	Bank of America Securities Incorporated	250	70,048	167.00	7-15-2022	(85,500)
Kyndryl Holdings Incorporated	Bank of America Securities Incorporated	1,000	63,999	10.00	7-15-2022	(67,500)
Liberty Energy Incorporated	Bank of America Securities Incorporated	1,000	91,998	15.00	7-15-2022	(220,000)
Mueller Industries Incorporated	Bank of America Securities Incorporated	250	71,748	55.00	7-15-2022	(58,125)
Northern Oil & Gas Incorporated	Bank of America Securities Incorporated	250	31,749	30.00	7-15-2022	(132,500)
						$(2,579,668)
See accompanying notes to portfolio of investments

Allspring Special Small Cap Value Fund  |  7

Notes to portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

8  |  Allspring Special Small Cap Value Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$21,663,159	$0	$0	$21,663,159
Consumer discretionary	397,790,187	0	0	397,790,187
Consumer staples	521,538,592	0	0	521,538,592
Energy	362,595,639	0	0	362,595,639
Financials	870,601,207	15,270	0	870,616,477
Health care	248,093,419	0	0	248,093,419
Industrials	1,378,817,045	0	0	1,378,817,045
Information technology	172,812,027	0	0	172,812,027
Materials	832,345,764	0	0	832,345,764
Real estate	30,882,665	0	0	30,882,665
Utilities	35,415,990	0	0	35,415,990
Investment companies	16,936,000	0	0	16,936,000
Short-term investments
Investment companies	125,874,917	0	0	125,874,917
Total assets	$5,015,366,611	$15,270	$0	$5,015,381,881
Liabilities
Written options	$2,579,668	$0	$0	$2,579,668
Total liabilities	$2,579,668	$0	$0	$2,579,668
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Allspring Special Small Cap Value Fund  |  9

Notes to portfolio of investments—June 30, 2022 (unaudited)

As of June 30, 2022, $24,799,952 was segregated as cash collateral for open written options.
For the three months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.

10  |  Allspring Special Small Cap Value Fund